ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment	CAD 1.5	CAD 1.5
Liabilities associated with assets held for sale	CAD 1.5	CAD 1.5